Putnam International Equity Fund
The fund's portfolio
3/31/22 (Unaudited)

COMMON STOCKS (97.4%)(a)
	Shares	Value
Australia (1.8%)
BHP Group, Ltd. (Australian ASE Exchange)	357,839	$13,937,812

		13,937,812
Canada (4.1%)
CAE, Inc.(NON)	332,300	8,649,396
Cogeco Communications, Inc.	131,500	10,884,790
Thomson Reuters Corp.	114,800	12,463,948

		31,998,134
France (15.6%)
AXA SA	475,492	13,886,226
BNP Paribas SA	318,041	18,108,378
Capgemini SE	85,494	19,017,560
Compagnie de Saint-Gobain	179,018	10,653,375
LVMH Moet Hennessy Louis Vuitton SA	27,768	19,772,746
Publicis Groupe SA	129,521	7,867,945
Schneider Electric SE	85,998	14,357,920
Thales SA	149,079	18,824,930

		122,489,080
Germany (10.5%)
Brenntag SE	178,488	14,432,365
Deutsche Boerse AG	123,541	22,192,748
Deutsche Post AG	333,375	16,008,177
Merck KGaA	88,004	18,430,575
Rheinmetall AG	54,107	11,484,914

		82,548,779
Hong Kong (4.0%)
AIA Group, Ltd.	1,515,400	15,865,379
CK Hutchison Holdings, Ltd.	2,079,500	15,246,189

		31,111,568
India (1.0%)
Tata Consultancy Services, Ltd.	164,554	8,092,723

		8,092,723
Ireland (6.6%)
Bank of Ireland Group PLC(NON)	2,847,178	18,087,139
CRH PLC	282,195	11,298,971
Flutter Entertainment PLC(NON)	85,825	9,933,995
ICON PLC(NON)	51,700	12,574,474

		51,894,579
Japan (16.1%)
Asahi Group Holdings, Ltd.	372,400	13,519,452
Hoya Corp.	134,200	15,313,791
Minebea Mitsumi, Inc.	195,200	4,252,211
Mitsubishi Corp.	497,200	18,733,544
Mitsubishi UFJ Financial Group, Inc.	3,254,400	20,200,628
Oracle Corp. Japan	110,600	7,680,688
Renesas Electronics Corp.(NON)	1,426,700	16,508,587
Sony Group Corp.	181,700	18,753,435
Yamaha Motor Co., Ltd.	487,700	10,929,837

		125,892,173
Netherlands (2.4%)
Universal Music Group NV	717,626	19,051,247

		19,051,247
Portugal (2.2%)
Jeronimo Martins SGPS SA	716,652	17,168,679

		17,168,679
Singapore (2.3%)
DBS Group Holdings, Ltd.	674,100	17,722,318

		17,722,318
South Korea (2.8%)
Hana Financial Group, Inc.	374,425	14,947,588
SK Telecom Co., Ltd.	153,993	7,207,293

		22,154,881
Switzerland (2.2%)
Lonza Group AG	23,348	16,915,235

		16,915,235
Taiwan (1.3%)
Taiwan Semiconductor Manufacturing Co., Ltd.	496,000	10,254,519

		10,254,519
United Arab Emirates (1.2%)
Network International Holdings PLC(NON)	2,532,405	9,273,689

		9,273,689
United Kingdom (18.8%)
Abcam PLC(NON)	304,245	5,496,644
Anglo American PLC (London Exchange)	224,628	11,585,518
AstraZeneca PLC	188,634	25,014,975
CNH Industrial NV	763,708	12,092,611
Coca-Cola Europacific Partners PLC	340,500	16,551,705
Diageo PLC	406,280	20,534,688
InterContinental Hotels Group PLC(NON)	120,605	8,166,998
London Stock Exchange Group PLC	101,992	10,655,685
Prudential PLC	836,765	12,360,502
Shell PLC (London Exchange)	919,012	25,221,139

		147,680,465
United States (4.5%)
Booz Allen Hamilton Holding Corp.	102,000	8,959,680
Linde PLC	50,761	16,357,273
Otis Worldwide Corp.	130,000	10,003,500

		35,320,453

Total common stocks (cost $704,209,970)		$763,506,334

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds 3.00%, 8/15/48(i)	$224,000	$245,025
U.S. Treasury Inflation Index Notes 0.25%, 7/15/29(i)	154,893	181,372
U.S. Treasury Notes 1.375%, 1/31/25(i)	79,000	76,744

Total U.S. treasury obligations (cost $503,141)		$503,141

SHORT-TERM INVESTMENTS (2.1%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 0.39%(AFF)	Shares	11,434,195	$11,434,195
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%(P)	Shares	1,470,000	1,470,000
U.S. Treasury Bills 0.418%, 6/16/22(SEGSF)		$200,000	199,825
U.S. Treasury Bills 0.358%, 6/9/22(SEGSF)		500,000	499,641
U.S. Treasury Bills 0.321%, 6/2/22(SEGSF)		500,000	499,719
U.S. Treasury Bills 0.296%, 5/3/22(SEGSF)		278,000	277,967
U.S. Treasury Bills 1.286%, 5/12/22(SEGSF)		51,000	50,989
U.S. Treasury Bills 0.273%, 5/19/22(SEGSF)		877,000	876,709
U.S. Treasury Cash Management Bills 0.448%, 6/14/22(SEGSF)		200,000	199,836
U.S. Treasury Cash Management Bills 0.374%, 6/7/22(SEGSF)		909,000	908,387

Total short-term investments (cost $16,417,427)			$16,417,268
TOTAL INVESTMENTS

Total investments (cost $721,130,538)			$780,426,743

	FORWARD CURRENCY CONTRACTS at 3/31/22 (aggregate face value $460,798,015) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/20/22	$15,905,047	$15,227,957	$677,090
		Canadian Dollar	Sell	4/20/22	10,908,108	10,704,200	(203,908)
		Japanese Yen	Buy	5/18/22	43,819,673	46,668,450	(2,848,777)
		New Taiwan Dollar	Sell	5/18/22	3,620,663	3,744,865	124,202
		Norwegian Krone	Buy	6/15/22	5,457,792	5,403,546	54,246
		Swedish Krona	Buy	6/15/22	2,692,557	2,606,942	85,615
		Swiss Franc	Buy	6/15/22	286,771	288,453	(1,682)
	Barclays Bank PLC
		British Pound	Buy	6/15/22	3,535,057	3,513,137	21,920
		New Taiwan Dollar	Sell	5/18/22	6,377,925	6,534,621	156,696
		Swedish Krona	Buy	6/15/22	2,561,594	2,481,563	80,031
		Swiss Franc	Buy	6/15/22	8,006,567	8,052,162	(45,595)
	Citibank, N.A.
		Australian Dollar	Buy	4/20/22	3,942,769	3,775,860	166,909
		Danish Krone	Buy	6/15/22	20,272,692	20,349,191	(76,499)
	Goldman Sachs International
		Australian Dollar	Buy	4/20/22	520,913	498,795	22,118
		Chinese Yuan (Offshore)	Buy	5/18/22	195,457	194,512	945
		South Korean Won	Sell	5/18/22	3,219,651	3,252,294	32,643
		Swiss Franc	Buy	6/15/22	7,101,101	7,138,633	(37,532)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/20/22	7,673,281	7,348,644	324,637
		Swedish Krona	Buy	6/15/22	4,252,014	4,118,169	133,845
	JPMorgan Chase Bank N.A.
		British Pound	Sell	6/15/22	2,925,307	2,915,617	(9,690)
		Canadian Dollar	Sell	4/20/22	2,243,625	2,206,348	(37,277)
		Hong Kong Dollar	Sell	5/18/22	5,512,758	5,535,983	23,225
		Japanese Yen	Sell	5/18/22	2,357,586	2,326,733	(30,853)
		New Zealand Dollar	Buy	4/20/22	1,698,781	1,671,035	27,746
		Singapore Dollar	Buy	5/18/22	10,651,843	10,738,258	(86,415)
		South Korean Won	Sell	5/18/22	20,866,039	21,369,299	503,260
		Swedish Krona	Buy	6/15/22	6,570,955	6,419,111	151,844
	Morgan Stanley & Co. International PLC
		British Pound	Sell	6/15/22	13,300,788	13,305,425	4,637
		Canadian Dollar	Sell	4/20/22	2,428,068	2,383,471	(44,597)
		Euro	Sell	6/15/22	13,873,570	13,858,729	(14,841)
		Japanese Yen	Buy	5/18/22	612,189	759,257	(147,068)
		New Zealand Dollar	Buy	4/20/22	1,323,646	1,302,252	21,394
		Swedish Krona	Buy	6/15/22	2,748,003	2,735,839	12,164
		Swiss Franc	Buy	6/15/22	18,421,812	18,495,099	(73,287)
	NatWest Markets PLC
		Canadian Dollar	Sell	4/20/22	3,771,155	3,701,395	(69,760)
		Swedish Krona	Buy	6/15/22	6,887,016	6,671,345	215,671
		Swiss Franc	Buy	6/15/22	5,956,515	5,987,311	(30,796)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/20/22	3,510,472	3,239,730	270,742
		Canadian Dollar	Buy	4/20/22	3,658,618	3,609,107	49,511
		Chinese Yuan (Offshore)	Buy	5/18/22	4,165,249	4,145,564	19,685
		Euro	Sell	6/15/22	33,762,202	33,897,582	135,380
		Hong Kong Dollar	Sell	5/18/22	2,535,931	2,548,579	12,648
		Israeli Shekel	Buy	4/20/22	5,134,063	5,263,303	(129,240)
		Japanese Yen	Buy	5/18/22	752,173	823,759	(71,586)
		Singapore Dollar	Sell	5/18/22	6,680,890	6,743,418	62,528
	Toronto-Dominion Bank
		Canadian Dollar	Sell	4/20/22	8,461,164	8,304,757	(156,407)
		Singapore Dollar	Sell	5/18/22	8,947,223	9,019,106	71,883
		Swiss Franc	Buy	6/15/22	4,591,478	4,563,461	28,017
	UBS AG
		Australian Dollar	Sell	4/20/22	7,688,699	7,432,792	(255,907)
		British Pound	Sell	6/15/22	4,751,801	4,841,575	89,774
		Canadian Dollar	Sell	4/20/22	6,138,995	6,046,757	(92,238)
		Euro	Sell	6/15/22	23,531,148	23,575,744	44,596
		Swedish Krona	Buy	6/15/22	1,113,945	1,079,418	34,527
		Swiss Franc	Buy	6/15/22	20,359,957	20,465,779	(105,822)
	WestPac Banking Corp.
		Australian Dollar	Buy	4/20/22	9,842,553	9,424,928	417,625
		British Pound	Sell	6/15/22	9,045,665	9,024,609	(21,056)
		Euro	Buy	6/15/22	18,122,727	18,020,667	102,060
		Japanese Yen	Buy	5/18/22	4,349,777	4,442,879	(93,102)

	Unrealized appreciation						4,179,814

	Unrealized (depreciation)						(4,683,935)

	Total						$(504,121)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2021 through March 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $784,086,090.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/22
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$2,689,600	$22,618,565	$25,308,165	$2,194	$—
	Putnam Short Term Investment Fund**	—	190,787,281	179,353,086	4,471	11,434,195

	Total Short-term investments	$2,689,600	$213,405,846	$204,661,251	$6,665	$11,434,195
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund did not have any securities on loan.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,841,396.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,553,725 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Industrials	22.5%
	Financials	20.9
	Health care	12.0
	The fund had the following industry concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	Banks	11.4%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $2,696,389 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,841,396 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$13,937,812	$—
Canada	31,998,134	—	—
France	—	122,489,080	—
Germany	—	82,548,779	—
Hong Kong	—	31,111,568	—
India	—	8,092,723	—
Ireland	12,574,474	39,320,105	—
Japan	—	125,892,173	—
Netherlands	—	19,051,247	—
Portugal	—	17,168,679	—
Singapore	—	17,722,318	—
South Korea	—	22,154,881	—
Switzerland	—	16,915,235	—
Taiwan	—	10,254,519	—
United Arab Emirates	—	9,273,689	—
United Kingdom	16,551,705	131,128,760	—
United States	18,963,180	16,357,273	—

Total common stocks	80,087,493	683,418,841	—
U.S. treasury obligations	—	503,141	—
Short-term investments	1,470,000	14,947,268	—

Totals by level	$81,557,493	$698,869,250	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(504,121)	$—

Totals by level	$—	$(504,121)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$705,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com